Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Profit for the period	€ 62.4	€ 48.0
Taxation	18.5	11.2
Net financing costs	6.1	16.1
Depreciation	8.5	9.9
Amortization	1.5	2.4
EBITDA	97.0	87.6
Exceptional items	1.5	(0.1)
Material reconciling items
Disclosure of operating segments [line items]
Other adjustments	4.7	1.3
Adjusted EBITDA	€ 103.2	€ 88.8